UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-14850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $199,105 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1392   927879 SH       SOLE                   927879
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     3712   385904 SH       SOLE                   385904
AOL INC                        COM              00184X105     3725   196350 SH       SOLE                   196350
API TECHNOLOGIES CORP          COM NEW          00187E203     2168   621133 SH       SOLE                   621133
APPLE INC                      COM              037833100     6457    10770 SH       SOLE                    10770
BOFI HLDG INC                  COM              05566U108     5125   300042 SH       SOLE                   300042
CARMIKE CINEMAS INC            COM              143436400     4861   348474 SH       SOLE                   348474
DORAL FINL CORP                COM NEW          25811P886     4878  3167803 SH       SOLE                  3167803
DSP GROUP INC                  COM              23332B106     1649   247614 SH       SOLE                   247614
EARTHLINK INC                  COM              270321102     9787  1224857 SH       SOLE                  1224857
ECHOSTAR CORP                  CL A             278768106     9174   326023 SH       SOLE                   326023
ENERGEN CORP                   COM              29265N108      275     5600 SH  CALL SOLE                     5600
ENERGEN CORP                   COM              29265N108     1400    28475 SH       SOLE                     1400
ENERGY PARTNERS LTD            COM NEW          29270U303     3307   199095 SH       SOLE                   199095
EVOLUTION PETROLEUM CORP       COM              30049A107    10368  1114822 SH       SOLE                  1114822
EXTREME NETWORKS INC           COM              30226D106     8526  2226031 SH       SOLE                  2226031
HALOZYME THERAPEUTICS INC      COM              40637H109     1741   136406 SH       SOLE                   136406
HELMERICH & PAYNE INC          COM              423452101     2508    46495 SH       SOLE                    46495
HOUSTON AMERN ENERGY CORP      COM              44183U100      164    31500 SH  CALL SOLE                    31500
HOUSTON AMERN ENERGY CORP      COM              44183U100     3738   716025 SH       SOLE                   716025
IMPERIAL SUGAR CO NEW          COM NEW          453096208      256    54500 SH  PUT  SOLE                    54500
KOHLS CORP                     COM              500255104     4692    93782 SH       SOLE                    93782
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207     2364   442708 SH       SOLE                   442708
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3057    61710 SH       SOLE                    61710
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1913    77910 SH       SOLE                    77910
MICROSOFT CORP                 COM              594918104     2182    67640 SH       SOLE                    67640
MIPS TECHNOLOGIES INC          COM              604567107     2759   507153 SH       SOLE                   507153
PENDRELL CORP                  COM              70686R104     8119  3110594 SH       SOLE                  3110594
PERION NETWORK LTD             SHS              M78673106     1672   322866 SH       SOLE                   322866
PIONEER DRILLING CO            COM              723655106     8439   958953 SH       SOLE                   958953
PRIMUS TELECOMMUNICATIONS GR   COM              741929301     2268   141069 SH       SOLE                   141069
RUBY TUESDAY INC               COM              781182100     3705   405833 SH       SOLE                   405833
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     9217   341958 SH       SOLE                   341958
SHOE CARNIVAL INC              COM              824889109     9970   309439 SH       SOLE                   309439
SPDR GOLD TRUST                GOLD SHS         78463V107      511     3152 SH       SOLE                     3152
SPDR S&P 500 ETF TR            TR UNIT          78462F103    32583   231400 SH  PUT  SOLE                   232300
SUPPORT COM INC                COM              86858W101     1314   416999 SH       SOLE                   416999
UNITED STATES OIL FUND LP      UNITS            91232N108     6881   175400 SH  PUT  SOLE                   175400
VENOCO INC                     COM              92275P307     6491   598830 SH       SOLE                   598830
XO GROUP INC                   COM              983772104     1580   168213 SH       SOLE                   168213
XYRATEX LTD                    COM              G98268108     4177   262523 SH       SOLE                   262523